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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)              (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                            ________________________

Date of fiscal year end:	Registrant is making a quarterly filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index
     Value Fund, for the quarter ended February 28, 2006. These three series have a May 31 fiscal year end.

Date of reporting period: February 28, 2006 _______________

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.2%
Cooper Tire & Rubber Co	3,085	$45,967
Dana Corp	7,566	13,316
Goodyear Tire & Rubber Co. *	8,875	127,179
Johnson Controls, Inc	9,709	691,960

		878,422

Automobiles 0.3%
Ford Motor Co	93,459	744,868
General Motors Corp	28,452	577,860
Harley-Davidson, Inc	13,816	725,478

		2,048,206

Distributors 0.1%
Genuine Parts Co	8,730	388,660

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	7,322	361,561
H&R Block, Inc	16,484	367,593

		729,154

Hotels, Restaurants & Leisure 1.5%
Carnival Corp	21,797	1,125,815
Darden Restaurants, Inc	6,589	276,343
Harrah’s Entertainment, Inc	9,246	664,972
Hilton Hotels Corp	16,505	399,421
International Game Technology	16,953	606,409
Marriott International, Inc., Class A	8,282	566,489
McDonald’s Corp	63,321	2,210,536
Starbucks Corp. *	38,663	1,404,240
Starwood Hotels & Resorts Worldwide, Inc., Class B	11,030	700,405
Wendy’s International, Inc	5,848	338,599
Yum! Brands, Inc	14,241	679,296

		8,972,525

Household Durables 0.8%
Black & Decker Corp	3,945	337,613
Centex Corp	6,427	434,530
D.R. Horton, Inc	13,695	467,136
Fortune Brands, Inc	7,351	570,070
Harman International Industries, Inc	3,314	365,700
KB Home	3,939	264,031
Leggett & Platt, Inc	9,256	217,331
Lennar Corp., Class A	6,910	413,633
Maytag Corp	4,033	69,368
Newell Rubbermaid, Inc	13,861	344,723
Pulte Homes, Inc	10,793	414,559
Snap-On, Inc	2,915	113,452
Stanley Works	3,660	183,512
Whirlpool Corp	3,394	304,747

		4,500,405

Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	15,431	578,508
eBay, Inc. *	57,501	2,303,490

		2,881,998

1

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.2%
Brunswick Corp	4,853	$190,383
Eastman Kodak Co	14,450	405,323
Hasbro, Inc	8,973	182,062
Mattel, Inc	20,317	342,341

		1,120,109

Media 3.3%
CBS Corp., Class B	38,876	950,907
Clear Channel Communications, Inc	27,195	769,618
Comcast Corp., Class A *	109,252	2,931,231
Dow Jones & Co., Inc	2,968	120,649
E.W. Scripps Co., Class A	4,280	205,782
Gannett Co., Inc	12,069	750,209
Interpublic Group of Cos. *	21,660	224,398
Knight Ridder, Inc	3,491	209,530
McGraw-Hill Cos	18,862	1,001,384
Meredith Corp	2,109	116,185
New York Times Co., Class A	7,300	206,006
News Corp., Class A	122,424	1,993,063
Omnicom Group, Inc	9,072	724,127
Time Warner, Inc	234,583	4,060,632
Tribune Co	13,172	403,063
Univision Communications, Inc., Class A *	11,249	376,279
Viacom, Inc., Class B *	38,876	1,553,485
Walt Disney Co	96,780	2,708,872

		19,305,420

Multi-line Retail 1.1%
Big Lots, Inc. *	5,733	72,866
Dillard’s, Inc., Class A	3,099	76,452
Dollar General Corp	15,930	277,501
Family Dollar Stores, Inc	7,812	200,925
Federated Department Stores, Inc	13,696	972,964
J.C. Penney Co., Inc	11,684	685,150
Kohl’s Corp. *	17,345	834,468
Nordstrom, Inc	10,998	417,924
Sears Holdings Corp. *	5,021	604,779
Target Corp	44,233	2,406,275

		6,549,304

Specialty Retail 2.2%
AutoNation, Inc. *	9,109	190,469
AutoZone, Inc. *	2,778	268,577
Bed, Bath & Beyond, Inc. *	14,110	508,525
Best Buy Co., Inc	20,564	1,107,577
Circuit City Stores, Inc	7,880	189,356
Gap, Inc	28,876	535,361
Home Depot, Inc	106,876	4,504,824
Limited Brands, Inc	17,520	414,699
Lowe’s Companies, Inc	39,340	2,682,201
Office Depot, Inc. *	15,539	554,432
OfficeMax, Inc	3,562	104,474
RadioShack Corp	6,773	132,412
Sherwin-Williams Co	5,648	257,266
Staples, Inc	36,797	902,998
Tiffany & Co	7,156	265,702
TJX Companies, Inc	23,178	567,629

		13,186,502

2

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	19,122	$683,038
Jones Apparel Group, Inc	5,878	169,991
Liz Claiborne, Inc	5,366	193,337
NIKE, Inc., Class B	9,564	829,964
VF Corp	4,475	245,230

		2,121,560

CONSUMER STAPLES 9.3%
Beverages 2.1%
Anheuser-Busch Companies, Inc	39,059	1,622,511
Brown-Forman Corp., Class B	4,179	294,034
Coca-Cola Co	104,139	4,370,714
Coca-Cola Enterprises, Inc	15,247	299,604
Constellation Brands, Inc., Class A *	9,898	260,713
Molson Coors Brewing Co., Class B	2,841	178,273
Pepsi Bottling Group, Inc	6,898	202,525
PepsiCo, Inc	83,477	4,934,326

		12,162,700

Food & Staples Retailing 2.3%
Albertsons, Inc	18,554	472,014
Costco Wholesale Corp	23,752	1,218,002
CVS Corp	40,963	1,160,482
Kroger Co. *	36,469	730,839
Safeway, Inc	22,605	549,527
SUPERVALU, Inc	6,852	216,523
Sysco Corp	31,208	939,049
Wal-Mart Stores, Inc	125,683	5,700,981
Walgreen Co	50,919	2,284,226
Whole Foods Market, Inc	6,927	442,497

		13,714,140

Food Products 1.0%
Archer-Daniels-Midland Co	32,862	1,042,383
Campbell Soup Co	9,364	291,501
ConAgra Foods, Inc	26,107	549,030
General Mills, Inc	17,874	880,294
H.J. Heinz Co	16,838	637,655
Hershey Co	9,111	466,028
Kellogg Co	12,921	572,530
McCormick & Co., Inc	6,735	221,110
Sara Lee Corp	38,214	675,241
Tyson Foods, Inc., Class A	12,663	171,330
Wm. Wrigley Jr. Co	9,027	573,576

		6,080,678

Household Products 2.3%
Clorox Co	7,582	462,123
Colgate-Palmolive Co	26,064	1,419,966
Kimberly-Clark Corp	23,505	1,391,026
Procter & Gamble Co	168,632	10,106,116

		13,379,231

Personal Products 0.2%
Alberto-Culver Co	3,798	173,455
Avon Products, Inc	23,062	665,339
Estee Lauder Cos., Inc., Class A	6,079	227,476

		1,066,270

3

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.4%
Altria Group, Inc	104,767	$7,532,747
Reynolds American, Inc	4,301	456,551
UST, Inc	8,229	319,944

		8,309,242

ENERGY 9.4%
Energy Equipment & Services 1.8%
Baker Hughes, Inc	17,199	1,169,016
BJ Services Co	16,218	507,786
Halliburton Co	25,802	1,754,536
Nabors Industries, Ltd. *	7,950	524,302
National Oilwell Varco, Inc. *	8,769	533,857
Noble Corp	6,888	509,092
Rowan Companies, Inc	5,500	221,375
Schlumberger, Ltd	29,638	3,408,370
Transocean, Inc. *	16,607	1,231,907
Weatherford International, Ltd. *	17,490	754,169

		10,614,410

Oil, Gas & Consumable Fuels 7.6%
Amerada Hess Corp	4,025	556,698
Anadarko Petroleum Corp	11,934	1,183,375
Apache Corp	16,567	1,108,664
Burlington Resources, Inc	19,020	1,715,224
Chevron Corp	112,949	6,379,359
ConocoPhillips	69,811	4,255,679
Devon Energy Corp	22,353	1,310,556
El Paso Corp	33,172	433,890
EOG Resources, Inc	12,154	819,180
Exxon Mobil Corp	313,058	18,586,253
Kerr-McGee Corp	5,836	570,177
Kinder Morgan, Inc	5,295	491,270
Marathon Oil Corp	18,438	1,301,723
Murphy Oil Corp	8,308	389,396
Occidental Petroleum Corp	21,645	1,981,383
Sunoco, Inc	6,849	507,511
Valero Energy Corp	31,025	1,668,835
Williams Cos	28,829	621,841
XTO Energy, Inc	18,273	765,456

		44,646,470

FINANCIALS 21.0%
Capital Markets 3.4%
Ameriprise Financial, Inc	12,377	562,906
Bank of New York Co	38,751	1,326,834
Bear Stearns Cos	6,006	807,447
Charles Schwab Corp	51,900	841,299
E*TRADE Financial Corp. *	20,581	526,462
Federated Investors, Inc., Class B	4,260	165,671
Franklin Resources, Inc	7,469	766,917
Goldman Sachs Group, Inc	22,680	3,204,457
Janus Capital Group, Inc	10,852	237,984
Lehman Brothers Holdings, Inc	13,479	1,967,260
Mellon Financial Corp	21,037	759,225
Merrill Lynch & Co., Inc	46,234	3,569,727
Morgan Stanley	54,232	3,235,481

4

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Northern Trust Corp	9,333	$492,036
State Street Corp	16,497	1,030,733
T. Rowe Price Group, Inc	6,575	504,829

		19,999,268

Commercial Banks 5.9%
AmSouth Bancorp	17,537	486,652
Bank of America Corp	233,685	10,714,457
BB&T Corp	27,284	1,078,537
Comerica, Inc	8,315	476,616
Compass Bancshares, Inc	6,266	315,054
Fifth Third Bancorp	27,916	1,078,953
First Horizon National Corp	6,339	247,918
Huntington Bancshares, Inc	11,481	276,118
KeyCorp	20,516	764,631
M&T Bank Corp	4,014	451,174
Marshall & Ilsley Corp	10,523	463,012
National City Corp	27,729	964,969
North Fork Bancorp	23,932	611,223
PNC Financial Services Group, Inc	14,703	1,034,356
Regions Financial Corp	23,039	801,296
SunTrust Banks, Inc	18,183	1,315,904
Synovus Financial Corp	15,713	445,464
U.S. Bancorp	91,383	2,824,649
Wachovia Corp. °	78,157	4,382,263
Wells Fargo & Co	84,133	5,401,339
Zions Bancorp	5,254	433,560

		34,568,145

Consumer Finance 1.0%
American Express Co	62,471	3,365,938
Capital One Financial Corp	15,069	1,320,044
SLM Corp	20,996	1,184,384

		5,870,366

Diversified Financial Services 3.6%
CIT Group, Inc	10,051	540,442
Citigroup, Inc	254,525	11,802,324
JPMorgan Chase & Co	176,043	7,242,409
Moody’s Corp	12,484	836,428
Principal Financial Group, Inc	14,095	686,709

		21,108,312

Insurance 4.7%
ACE, Ltd	16,217	903,773
AFLAC, Inc	25,174	1,164,297
Allstate Corp	32,634	1,787,691
Ambac Financial Group, Inc	5,292	397,694
American International Group, Inc	130,589	8,665,886
AON Corp	16,100	637,721
Chubb Corp	10,058	963,054
Cincinnati Financial Corp	8,790	389,924
Genworth Financial, Inc., Class A	18,949	602,957
Hartford Financial Services Group, Inc	15,113	1,245,009
Jefferson-Pilot Corp	6,743	406,266
Lincoln National Corp	8,716	494,807
Loews Corp	6,822	629,398

5

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Marsh & McLennan Cos	27,405	$847,089
MBIA, Inc	6,745	396,201
MetLife, Inc	38,100	1,909,572
Progressive Corp	9,924	1,066,334
Prudential Financial, Inc	25,407	1,957,355
SAFECO Corp	6,215	320,135
St. Paul Travelers Companies, Inc	34,838	1,497,337
Torchmark Corp	5,221	285,432
UnumProvident Corp	14,994	310,226
XL Capital, Ltd., Class A	8,773	592,616

		27,470,774

Real Estate 0.8%
Apartment Investment & Management Co., Class A, REIT	4,815	213,353
Archstone-Smith Trust REIT	10,666	505,568
Equity Office Properties Trust REIT	20,435	642,681
Equity Residential REIT	14,498	656,469
Plum Creek Timber Co., Inc. REIT	9,260	344,009
Prologis REIT	12,251	643,422
Public Storage, Inc. REIT	4,160	324,563
Simon Property Group, Inc. REIT	9,381	778,342
Vornado Realty Trust REIT	5,940	528,601

		4,637,008

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp	30,045	1,035,952
Fannie Mae	48,697	2,662,752
Freddie Mac	34,765	2,342,813
Golden West Financial Corp	12,822	910,747
MGIC Investment Corp	4,565	291,019
Sovereign Bancorp, Inc	17,969	374,294
Washington Mutual, Inc	49,643	2,119,756

		9,737,333

HEALTH CARE 13.2%
Biotechnology 1.5%
Amgen, Inc. *	62,101	4,688,004
Applera Corp.- Applied Biosystems Group	9,454	267,265
Biogen Idec, Inc. *	17,076	806,841
Chiron Corp. *	5,503	251,322
Genzyme Corp. *	12,992	900,865
Gilead Sciences, Inc. *	23,039	1,434,639
MedImmune, Inc. *	12,380	451,746

		8,800,682

Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc	2,705	187,213
Baxter International, Inc	33,136	1,254,198
Becton, Dickinson & Co	12,681	809,682
Biomet, Inc	12,531	456,128
Boston Scientific Corp. *	29,685	724,908
C.R. Bard, Inc	5,276	345,525
Fisher Scientific International, Inc. *	6,170	420,547
Guidant Corp	16,693	1,281,355
Hospira, Inc. *	8,093	321,292
Medtronic, Inc	60,857	3,283,235
Millipore Corp. *	2,620	181,645

6

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
PerkinElmer, Inc	6,581	$156,562
St. Jude Medical, Inc. *	18,443	841,001
Stryker Corp	14,670	678,047
Thermo Electron Corp. *	8,159	282,464
Waters Corp. *	5,568	237,921
Zimmer Holdings, Inc. *	12,466	862,398

		12,324,121

Health Care Providers & Services 3.1%
Aetna, Inc	28,780	1,467,780
AmerisourceBergen Corp	10,491	482,481
Cardinal Health, Inc	21,545	1,564,167
Caremark Rx, Inc. *	22,628	1,125,743
CIGNA Corp	6,328	776,762
Coventry Health Care, Inc. *	8,173	487,274
Express Scripts, Inc. *	7,327	639,427
HCA, Inc	21,328	1,021,611
Health Management Associates, Inc	12,437	264,784
Humana, Inc. *	8,190	423,178
IMS Health, Inc	10,399	250,616
Laboratory Corporation of America Holdings *	6,687	388,582
Manor Care, Inc	3,980	164,573
McKesson Corp	15,479	837,878
Medco Health Solutions, Inc. *	15,474	862,211
Patterson Companies, Inc. *	6,957	250,730
Quest Diagnostics, Inc	8,337	440,777
Tenet Healthcare Corp. *	23,617	186,338
UnitedHealth Group, Inc	68,613	3,995,335
WellPoint, Inc. *	33,203	2,549,659

		18,179,906

Pharmaceuticals 6.5%
Abbott Laboratories	78,045	3,448,028
Allergan, Inc	6,621	716,789
Barr Pharmaceuticals, Inc. *	5,413	363,645
Bristol-Myers Squibb Co	98,436	2,273,872
Eli Lilly & Co	57,186	3,180,685
Forest Laboratories, Inc. *	16,995	780,071
Johnson & Johnson	149,673	8,628,648
King Pharmaceuticals, Inc. *	12,165	197,681
Merck & Co., Inc	110,013	3,835,053
Mylan Laboratories, Inc	10,998	252,954
Pfizer, Inc	370,866	9,712,981
Schering-Plough Corp	74,355	1,375,568
Watson Pharmaceuticals, Inc. *	5,102	152,958
Wyeth	67,531	3,363,044

		38,281,977

INDUSTRIALS 11.2%
Aerospace & Defense 2.3%
Boeing Co	40,615	2,952,304
General Dynamics Corp	10,128	1,248,478
Goodrich Corp	6,184	258,739
Honeywell International, Inc	42,401	1,736,321
L-3 Communications Holdings, Inc	6,044	502,317
Lockheed Martin Corp	17,990	1,310,931

7

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Northrop Grumman Corp	17,876	$1,145,852
Raytheon Co	22,475	975,415
Rockwell Collins Corp	8,692	461,980
United Technologies Corp	51,250	2,998,125

		13,590,462

Air Freight & Logistics 1.0%
FedEx Corp	15,246	1,634,981
Ryder System, Inc	3,229	143,174
United Parcel Service, Inc., Class B	55,521	4,147,974

		5,926,129

Airlines 0.1%
Southwest Airlines Co	35,097	588,577

Building Products 0.2%
American Standard Companies, Inc	9,198	364,057
Masco Corp	21,322	665,033

		1,029,090

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. *	10,981	117,606
Avery Dennison Corp	5,558	333,480
Cendant Corp	51,538	856,561
Cintas Corp	6,929	284,713
Equifax, Inc	6,534	239,406
Monster Worldwide, Inc. *	6,193	303,209
Pitney Bowes, Inc	11,477	490,527
R.R. Donnelley & Sons Co	10,933	368,005
Robert Half International, Inc	8,568	307,763
Waste Management, Inc	27,764	923,431

		4,224,701

Construction & Engineering 0.1%
Fluor Corp	4,368	376,958

Electrical Equipment 0.5%
American Power Conversion Corp	8,647	176,658
Cooper Industries, Inc., Class A	4,610	385,857
Emerson Electric Co	20,669	1,690,931
Rockwell Automation, Inc	9,013	614,416

		2,867,862

Industrial Conglomerates 4.0%
3M Co	38,233	2,813,566
General Electric Co	531,600	17,473,692
Textron, Inc	6,660	586,813
Tyco International, Ltd	101,280	2,612,011

		23,486,082

Machinery 1.5%
Caterpillar, Inc	34,222	2,500,944
Cummins, Inc	2,356	255,108
Danaher Corp	11,936	723,083
Deere & Co	12,135	925,536
Dover Corp	10,197	488,844
Eaton Corp	7,446	518,763
Illinois Tool Works, Inc	10,302	884,324
Ingersoll-Rand Co., Ltd., Class A	16,645	682,944
ITT Industries, Inc	9,292	487,830

8

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Navistar International Corp. *	3,104	$91,102
Paccar, Inc	8,517	595,083
Pall Corp	6,268	184,405
Parker Hannifin Corp	6,026	471,052

		8,809,018

Road & Rail 0.7%
Burlington Northern Santa Fe Corp	18,788	1,477,488
CSX Corp	10,930	605,303
Norfolk Southern Corp	20,448	1,046,529
Union Pacific Corp	13,330	1,180,372

		4,309,692

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc	3,825	283,203

INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.9%
ADC Telecommunications, Inc. *	5,861	148,400
Andrew Corp. *	8,173	110,826
Avaya, Inc. *	21,069	234,287
Ciena Corp. *	29,078	116,894
Cisco Systems, Inc. *	309,041	6,254,990
Comverse Technology, Inc. *	10,163	292,288
Corning, Inc. *	76,673	1,871,588
JDS Uniphase Corp. *	83,135	252,730
Lucent Technologies, Inc. *	223,627	626,156
Motorola, Inc	125,316	2,681,762
QUALCOMM, Inc	82,722	3,905,306
Tellabs, Inc. *	22,562	331,436

		16,826,663

Computers & Peripherals 3.6%
Apple Computer, Inc. *	42,401	2,906,165
Dell, Inc. *	118,409	3,433,861
EMC Corp. *	120,279	1,686,312
Gateway, Inc. *	13,329	31,456
Hewlett-Packard Co	144,142	4,729,299
International Business Machines Corp	79,468	6,376,512
Lexmark International, Inc., Class A *	5,839	274,959
NCR Corp. *	9,237	370,311
Network Appliance, Inc. *	18,721	620,788
QLogic Corp. *	4,048	166,535
Sun Microsystems, Inc. *	171,776	716,306

		21,312,504

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	20,683	744,588
Jabil Circuit, Inc. *	8,753	331,301
Molex, Inc	7,222	229,876
Sanmina-SCI Corp. *	26,445	102,078
Solectron Corp. *	45,965	165,933
Symbol Technologies, Inc	12,627	146,726
Tektronix, Inc	4,195	129,206

		1,849,708

9

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.4%
VeriSign, Inc. *	12,896	$305,119
Yahoo!, Inc. *	63,527	2,036,676

		2,341,795

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	6,253	393,439
Automatic Data Processing, Inc	29,010	1,339,972
Computer Sciences Corp. *	9,308	505,797
Convergys Corp. *	7,043	122,337
Electronic Data Systems Corp	26,240	700,608
First Data Corp	38,441	1,734,842
Fiserv, Inc. *	9,282	385,203
Paychex, Inc	16,779	671,999
Sabre Holdings Corp., Class A	6,602	159,306
Unisys Corp. *	17,170	114,695

		6,128,198

Office Electronics 0.1%
Xerox Corp. *	48,319	719,953

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	20,329	786,122
Altera Corp. *	18,236	365,450
Analog Devices, Inc	18,456	703,912
Applied Materials, Inc	81,630	1,497,094
Applied Micro Circuits Corp. *	15,031	54,262
Broadcom Corp., Class A *	21,825	984,089
Freescale Semiconductor, Inc., Class B *	20,648	558,322
Intel Corp	303,328	6,248,557
KLA-Tencor Corp	9,932	518,748
Linear Technology Corp	15,333	565,174
LSI Logic Corp. *	19,707	192,143
Maxim Integrated Products, Inc	16,493	644,711
Micron Technology, Inc. *	31,092	482,237
National Semiconductor Corp	17,291	485,013
Novellus Systems, Inc. *	6,710	179,358
NVIDIA Corp. *	8,612	405,884
PMC-Sierra, Inc. *	9,219	94,126
Teradyne, Inc. *	9,906	166,322
Texas Instruments, Inc	81,407	2,429,999
Xilinx, Inc	17,535	478,355

		17,839,878

Software 3.4%
Adobe Systems, Inc	30,248	1,168,178
Autodesk, Inc	11,612	437,192
BMC Software, Inc. *	10,882	237,989
CA, Inc	23,087	627,043
Citrix Systems, Inc. *	8,872	287,098
Compuware Corp. *	19,493	160,037
Electronic Arts, Inc. *	15,123	785,942
Intuit, Inc. *	8,902	432,459
Microsoft Corp	460,573	12,389,414
Novell, Inc. *	19,219	182,773
Oracle Corp. *	189,213	2,350,025
Parametric Technology Corp	5,480	83,406
Symantec Corp. *	54,411	919,002

		20,060,558

10

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc	11,164	$716,282
Ashland, Inc	3,611	235,690
Dow Chemical Co	48,557	2,089,408
E.I. DuPont de Nemours & Co	46,255	1,861,301
Eastman Chemical Co	4,099	202,204
Ecolab, Inc	9,274	335,626
Engelhard Corp	6,033	239,812
Hercules, Inc. *	5,673	67,225
International Flavors & Fragrances, Inc	4,066	140,805
Monsanto Co	13,508	1,133,051
PPG Industries, Inc	8,403	509,474
Praxair, Inc	16,216	875,340
Rohm & Haas Co	7,246	360,488
Sigma-Aldrich Corp	3,383	217,899

		8,984,605

Construction Materials 0.1%
Vulcan Materials Co	5,123	404,717

Containers & Packaging 0.2%
Ball Corp	5,235	223,011
Bemis Co., Inc	5,298	158,834
Pactiv Corp. *	7,209	165,302
Sealed Air Corp	4,095	232,924
Temple-Inland, Inc	5,647	240,958

		1,021,029

Metals & Mining 0.8%
Alcoa, Inc	43,782	1,283,688
Allegheny Technologies, Inc	4,279	216,132
Freeport-McMoRan Copper & Gold, Inc., Class B	9,260	468,834
Newmont Mining Corp	22,478	1,189,536
NuCor Corp	7,829	673,685
Phelps Dodge Corp	5,109	705,042
United States Steel Corp	5,705	310,923

		4,847,840

Paper & Forest Products 0.4%
International Paper Co	24,678	808,698
Louisiana-Pacific Corp	5,322	151,304
MeadWestvaco Corp	9,130	253,997
Weyerhaeuser Co	12,238	835,733

		2,049,732

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.4%
AT&T, Inc	196,537	5,422,456
BellSouth Corp	92,001	2,905,391
CenturyTel, Inc	6,590	237,108
Citizens Communications Co	16,799	224,267
Qwest Communications International, Inc. *	77,671	490,881
Verizon Communications, Inc	147,026	4,954,776

		14,234,879

Wireless Telecommunication Services 0.8%
Alltel Corp	19,265	1,216,585
Sprint Nextel Corp	148,644	3,571,915

		4,788,500

11

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SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 3.4%
Electric Utilities 1.6%
Allegheny Energy, Inc. *	8,193	$292,982
American Electric Power Co., Inc	19,807	722,955
Cinergy Corp	10,034	442,299
Edison International	16,392	727,149
Entergy Corp	10,439	756,932
Exelon Corp	33,569	1,917,126
FirstEnergy Corp	16,595	847,673
FPL Group, Inc	19,866	832,981
Pinnacle West Capital Corp	4,981	204,470
PPL Corp	19,125	608,175
Progress Energy, Inc	12,662	561,940
Southern Co	37,306	1,269,523

		9,184,205

Gas Utilities 0.0%
Nicor, Inc	2,223	95,433
Peoples Energy Corp	1,919	70,447

		165,880

Independent Power Producers & Energy Traders 0.7%
AES Corp. *	32,862	568,512
Constellation Energy Group, Inc	8,980	527,485
Duke Energy Corp	46,667	1,325,343
Dynegy, Inc., Class A *	15,158	82,005
TXU Corp	24,292	1,272,658

		3,776,003

Multi-Utilities 1.1%
Ameren Corp	10,277	520,736
CenterPoint Energy, Inc	15,602	202,358
CMS Energy Corp. *	11,073	155,908
Consolidated Edison, Inc	12,324	565,302
Dominion Resources, Inc	17,472	1,312,147
DTE Energy Co	8,947	387,405
KeySpan Corp	8,772	357,459
NiSource, Inc	13,716	281,590
PG&E Corp	17,262	656,819
Public Service Enterprise Group, Inc	12,613	875,216
Sempra Energy	12,935	618,810
TECO Energy, Inc	10,470	178,618
Xcel Energy, Inc	20,270	376,211

		6,488,579

Total Common Stocks (cost $406,975,069)		582,150,298

12

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)
	Principal Amount
		Value

SHORT-TERM INVESTMENTS 0.6%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills 4.39%, 05/11/2006 ƒ †	$500,000	$495,676

	Shares	Value

MUTUAL FUND SHARES 0.5%
Evergreen Institutional Money Market Fund ø	3,144,358	3,144,358

Total Short-Term Investments (cost $3,640,034)		3,640,034

Total Investments (cost $410,615,103) 99.9%		585,790,332
Other Assets and Liabilities 0.1%		745,573

Net Assets 100.0%		$586,535,905

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,620,150 at February 28, 2006. The Fund earned
$139,563 of income from Wachovia Corporation for the period from June 1, 2005 to February 28, 2006.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

At February 28, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2006	Unrealized Gain

March 2006	55 E-mini S&P 500 Futures	$3,500,677	$3,526,600	$25,923

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $411,204,793. The gross unrealized appreciation and depreciation on securities based on tax cost was $189,197,745 and $14,612,206, respectively, with a net unrealized appreciation of $174,585,539.

13

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 14.5%
Auto Components 0.1%
Autoliv, Inc	1,899	$101,692
BorgWarner, Inc	2,353	131,227
Gentex Corp	21,444	357,257
Goodyear Tire & Rubber Co. *	10,292	147,484
Johnson Controls, Inc	4,964	353,784

		1,091,444

Automobiles 0.2%
Harley-Davidson, Inc	39,140	2,055,241

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A *	19,730	974,268
Career Education Corp. *	14,123	463,799
Education Management Corp. *	10,218	384,197
H&R Block, Inc	45,444	1,013,401
ITT Educational Services, Inc. *	6,348	393,576
Laureate Education, Inc. *	6,140	317,929
ServiceMaster Co	24,454	306,164
Weight Watchers International, Inc. *	5,306	278,406

		4,131,740

Hotels, Restaurants & Leisure 2.2%
Applebee’s International, Inc	10,488	242,692
Boyd Gaming Corp	5,808	253,984
Brinker International, Inc	12,198	508,047
CBRL Group, Inc	3,123	138,755
Cheesecake Factory, Inc. *	10,736	388,214
Choice Hotels International, Inc	4,194	186,759
Darden Restaurants, Inc	21,541	903,430
GTECH Holdings Corp	17,199	574,103
Harrah’s Entertainment, Inc	15,675	1,127,346
Hilton Hotels Corp	52,504	1,270,597
International Game Technology	47,267	1,690,741
International Speedway Corp., Class A	539	25,527
Las Vegas Sands Corp. *	3,263	174,081
Marriott International, Inc., Class A	24,181	1,653,980
MGM MIRAGE *	16,606	613,924
Outback Steakhouse, Inc	8,088	338,159
Panera Bread Co., Class A *	3,711	262,961
Penn National Gaming, Inc. *	9,313	322,975
Scientific Games Corp., Class A *	8,269	252,866
Sonic Corp. *	8,299	262,331
Starbucks Corp. *	107,189	3,893,104
Starwood Hotels & Resorts Worldwide, Inc., Class B	18,275	1,160,462
Station Casinos, Inc	7,655	523,985
Wendy’s International, Inc	8,155	472,174
Wynn Resorts, Ltd. *	6,566	436,311
Yum! Brands, Inc	39,839	1,900,320

		19,577,828

Household Durables 1.0%
Beazer Homes USA, Inc	2,411	152,978
Black & Decker Corp	6,062	518,786
Centex Corp	9,205	622,350
D.R. Horton, Inc	27,225	928,645
Fortune Brands, Inc	19,998	1,550,845
Harman International Industries, Inc	9,261	1,021,951

1

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Hovnanian Enterprises, Inc., Class A *	4,613	$212,705
KB Home	9,245	619,692
Leggett & Platt, Inc	7,196	168,962
Lennar Corp., Class A	10,616	635,474
M.D.C Holdings, Inc	2,754	168,793
Mohawk Industries, Inc. *	1,662	143,780
Newell Rubbermaid, Inc	6,776	168,519
NVR, Inc. *	741	557,973
Ryland Group, Inc	5,136	358,236
Standard Pacific Corp	1,184	38,894
Stanley Works	7,411	371,588
Tempur-Pedic International, Inc. *	5,912	69,762
Toll Brothers, Inc. *	14,578	471,744

		8,781,677

Internet & Catalog Retail 0.9%
Amazon.com, Inc. *	41,976	1,573,680
eBay, Inc. *	149,771	5,999,826
Expedia, Inc. *	13,573	257,480
IAC/InterActiveCorp *	13,573	396,875

		8,227,861

Leisure Equipment & Products 0.1%
Brunswick Corp	9,955	390,535
Marvel Entertainment, Inc. *	9,187	170,143
Mattel, Inc	6,339	106,812
Polaris Industries, Inc	5,855	293,043
SCP Pool Corp	7,219	313,810

		1,274,343

Media 3.0%
Cablevision Systems Corp., Class A *	27,480	721,350
CBS Corp., Class B	17,617	430,912
CKX, Inc. *	2,991	43,100
Clear Channel Communications, Inc	24,947	706,000
Clear Channel Outdoor Holdings, Inc. *	3,205	69,997
Comcast Corp., Class A *	132,526	3,555,673
DIRECTV Group, Inc. *	88,133	1,388,976
Discovery Holding Co., Class A *	14,057	205,232
Dow Jones & Co., Inc	7,257	294,997
DreamWorks Animation SKG, Inc. *	5,553	149,931
E.W. Scripps Co., Class A	11,208	538,881
EchoStar Communications Corp., Class A *	31,637	929,179
Getty Images, Inc. *	6,694	542,415
Harte-Hanks, Inc	7,779	217,890
Interactive Data Corp	2,426	54,585
Interpublic Group of Cos. *	50,645	524,682
John Wiley & Sons, Inc., Class A	6,386	240,433
Lamar Advertising Co., Class A *	9,608	490,200
Liberty Global, Inc., Class A *	27,620	560,962
Liberty Media Corp., Class A	140,573	1,158,321
Live Nation, Inc. *	3,118	55,656
McGraw-Hill Cos	51,506	2,734,454
Meredith Corp	5,868	323,268
News Corp., Class A	128,813	2,097,076
Omnicom Group, Inc	25,213	2,012,502

2

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Pixar, Inc. *	7,374	$470,461
R.H. Donnelley Corp. *	8,631	526,491
Regal Entertainment Group, Class A	6,029	114,672
Sirius Satellite Radio, Inc. *	182,022	930,132
Time Warner, Inc	34,060	589,579
Univision Communications, Inc., Class A *	15,227	509,343
Viacom, Inc. *	17,617	703,975
Walt Disney Co	63,477	1,776,721
Washington Post Co., Class B	660	496,485
Westwood One, Inc	1,868	20,828
XM Satellite Radio Holdings, Inc., Class A *	29,122	643,305

		26,828,664

Multi-line Retail 1.4%
Dollar General Corp	45,168	786,827
Dollar Tree Stores, Inc. *	10,286	282,042
Family Dollar Stores, Inc	16,374	421,139
J.C. Penney Co., Inc	9,692	568,339
Kohl’s Corp. *	42,117	2,026,249
Nordstrom, Inc	30,205	1,147,790
Saks, Inc. *	2,391	45,190
Sears Holdings Corp. *	6,410	772,084
Target Corp	121,760	6,623,744

		12,673,404

Specialty Retail 4.6%
Abercrombie & Fitch Co., Class A	11,859	798,348
Advance Auto Parts, Inc. *	14,746	609,747
American Eagle Outfitters, Inc	16,351	415,969
AnnTaylor Stores Corp. *	4,716	171,191
AutoZone, Inc. *	7,762	750,430
Barnes & Noble, Inc	1,770	76,234
bebe stores, inc	2,594	44,539
Bed, Bath & Beyond, Inc. *	40,438	1,457,386
Best Buy Co., Inc	55,638	2,996,663
CarMax, Inc. *	14,351	450,908
Chico’s FAS, Inc. *	24,736	1,163,829
Circuit City Stores, Inc	10,345	248,590
Claire’s Stores, Inc	11,173	357,983
Dick’s Sporting Goods, Inc. *	4,775	180,973
Foot Locker, Inc	11,222	259,340
Gap, Inc	81,864	1,517,759
Home Depot, Inc	296,810	12,510,541
Limited Brands, Inc	47,516	1,124,704
Lowe’s Cos	106,480	7,259,806
Men’s Wearhouse, Inc. *	6,639	207,933
Michaels Stores, Inc	18,768	602,453
O’Reilly Automotive, Inc. *	13,746	449,769
PETsMART, Inc	19,758	512,918
RadioShack Corp	18,507	361,812
Rent-A-Center, Inc. *	6,499	151,687
Ross Stores, Inc	20,313	575,264
Sherwin-Williams Co	15,949	726,477
Staples, Inc	101,282	2,485,460
Tiffany & Co	7,926	294,292
TJX Cos	66,094	1,618,642

3

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Urban Outfitters, Inc. *	14,783	$415,402
Williams-Sonoma, Inc. *	15,871	642,617

		41,439,666

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	51,853	1,852,189
Columbia Sportswear Co. *	448	22,561
NIKE, Inc., Class B	25,809	2,239,705
Polo Ralph Lauren Corp., Class A	1,830	106,067
Quiksilver, Inc. *	16,224	235,248
Timberland Co., Class A *	7,228	253,342

		4,709,112

CONSUMER STAPLES 11.7%
Beverages 2.7%
Anheuser-Busch Companies, Inc	65,970	2,740,394
Brown-Forman Corp., Class B	7,118	500,823
Coca-Cola Co	178,406	7,487,700
Constellation Brands, Inc., Class A *	6,609	174,081
Pepsi Bottling Group, Inc	4,734	138,990
PepsiCo, Inc	230,245	13,609,782

		24,651,770

Food & Staples Retailing 3.3%
Costco Wholesale Corp	24,957	1,279,795
CVS Corp	111,380	3,155,395
Sysco Corp	87,041	2,619,064
Wal-Mart Stores, Inc	346,303	15,708,304
Walgreen Co	140,575	6,306,195
Whole Foods Market, Inc	18,930	1,209,248

		30,278,001

Food Products 0.7%
Campbell Soup Co	15,932	495,963
General Mills, Inc	2,134	105,100
H.J. Heinz Co	25,799	977,008
Hershey Co	21,720	1,110,978
Kellogg Co	23,317	1,033,176
McCormick & Co., Inc	12,568	412,607
Sara Lee Corp	40,594	717,296
Wm. Wrigley Jr. Co	24,077	1,529,853

		6,381,981

Household Products 3.7%
Church & Dwight Co., Inc	8,729	301,412
Colgate-Palmolive Co	52,441	2,856,986
Energizer Holdings, Inc. *	7,373	402,787
Kimberly-Clark Corp	29,667	1,755,693
Procter & Gamble Co	463,078	27,752,264
Spectrum Brands, Inc. *	3,652	69,644

		33,138,786

Personal Products 0.3%
Alberto-Culver Co	2,838	129,611
Avon Products, Inc	64,900	1,872,365
Estee Lauder Companies, Inc., Class A	17,642	660,164

		2,662,140

4

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.0%
Altria Group, Inc	115,038	$8,271,232
UST, Inc	11,978	465,705

		8,736,937

ENERGY 3.5%
Energy Equipment & Services 1.8%
Baker Hughes, Inc	46,583	3,166,247
BJ Services Co	44,526	1,394,109
Cooper Cameron Corp. *	12,297	498,028
Diamond Offshore Drilling, Inc	8,044	622,525
Dresser-Rand Group, Inc. *	3,148	79,613
ENSCO International, Inc	14,917	666,641
FMC Technologies, Inc. *	9,511	446,256
Grant Prideco, Inc. *	17,115	692,644
Halliburton Co	61,332	4,170,576
Helmerich & Payne, Inc	4,624	304,120
National Oilwell Varco, Inc. *	13,768	838,196
Patterson-UTI Energy, Inc	23,317	642,383
Pride International, Inc. *	11,627	360,088
Rowan Companies., Inc	8,754	352,349
Smith International, Inc	29,199	1,130,877
Tidewater, Inc	3,043	158,997
Unit Corp. *	5,984	318,169

		15,841,818

Oil, Gas & Consumable Fuels 1.7%
Arch Coal, Inc	3,068	224,301
Chesapeake Energy Corp	19,363	574,887
Consol Energy, Inc	8,763	561,007
Denbury Resources, Inc. *	15,609	442,515
EOG Resources, Inc	32,896	2,217,190
Kinder Morgan, Inc	12,215	1,133,308
Massey Energy Co	10,554	392,609
Murphy Oil Corp	22,670	1,062,543
Newfield Exploration Co. *	12,635	488,343
Noble Energy, Inc	3,017	126,835
Peabody Energy Corp	35,958	1,735,693
Pioneer Natural Resources Co	954	40,154
Plains Exploration & Production Co. *	10,642	433,662
Quicksilver Resources, Inc. *	7,734	280,899
Range Resources Corp	17,814	426,289
Southwestern Energy Co. *	22,921	735,535
Sunoco, Inc	14,860	1,101,126
Tesoro Corp	5,268	318,240
Western Gas Resources, Inc	7,253	343,139
Williams Cos	46,621	1,005,615
XTO Energy, Inc	49,627	2,078,875

		15,722,765

FINANCIALS 6.7%
Capital Markets 1.8%
Affiliated Managers Group, Inc. *	4,607	453,467
Ameriprise Financial, Inc	30,081	1,368,084
Blackrock, Inc., Class A	2,720	386,512
Charles Schwab Corp	144,606	2,344,063
Eaton Vance Corp	18,312	516,032

5

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Federated Investors, Inc., Class B	10,594	$412,001
Franklin Resources, Inc	22,211	2,280,625
Goldman Sachs Group, Inc	7,586	1,071,826
Investors Financial Services Corp	9,184	414,290
Legg Mason, Inc	15,676	2,047,129
Mellon Financial Corp	4,306	155,404
Morgan Stanley	14,763	880,761
Northern Trust Corp	15,205	801,608
Nuveen Investments, Inc., Class A	7,123	343,115
SEI Investments Co	8,727	364,701
State Street Corp	13,288	830,234
T. Rowe Price Group, Inc	17,904	1,374,669
TD Ameritrade Holdings Corp. *	12,520	272,435

		16,316,956

Commercial Banks 0.5%
Bank of Hawaii Corp	842	44,963
Commerce Bancorp, Inc	21,107	700,119
Cullen/Frost Bankers, Inc	562	30,978
East West Bancorp, Inc	7,735	291,532
Fifth Third Bancorp	4,562	176,321
Synovus Financial Corp	42,775	1,212,671
TCF Financial Corp	13,373	339,139
TD Banknorth, Inc	1,566	48,123
Wells Fargo & Co	23,432	1,504,335
Westcorp, Inc	1,326	95,273

		4,443,454

Consumer Finance 1.4%
American Express Co	150,407	8,103,929
AmeriCredit Corp. *	8,037	237,091
Capital One Financial Corp	11,628	1,018,613
First Marblehead Corp	3,581	129,561
Nelnet, Inc., Class A *	2,385	98,858
SLM Corp	57,684	3,253,954
Student Loan Corp	550	120,720

		12,962,726

Diversified Financial Services 0.5%
CBOT Holdings, Inc. *	94	11,050
Chicago Mercantile Exchange Holdings, Inc	4,710	2,004,576
Moody’s Corp	34,631	2,320,277

		4,335,903

Insurance 1.6%
AFLAC, Inc	54,909	2,539,541
Ambac Financial Group, Inc	3,291	247,319
American International Group, Inc	93,704	6,218,197
Arthur J. Gallagher & Co	10,534	310,648
Brown & Brown, Inc	15,042	470,363
Erie Indemnity Co., Class A	1,161	61,614
HCC Insurance Holdings, Inc	7,423	238,946
Markel Corp. *	592	194,502
MBIA, Inc	1,154	67,786
Philadelphia Consolidated Holding Corp. *	1,969	210,683
Progressive Corp	24,928	2,678,514
Prudential Financial, Inc	4,842	373,028

6

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
The Hanover Insurance Group, Inc	514	$24,903
TransAtlantic Holdings, Inc	257	15,713
Unitrin, Inc	3,210	155,204
W.R. Berkley Corp	2,762	159,892

		13,966,853

Real Estate 0.6%
CapitalSource, Inc	7,704	189,595
CB Richard Ellis Group, Inc., Class A *	6,883	472,724
CenterPoint Properties Trust REIT	670	33,400
Federal Realty Investment Trust REIT	2,779	193,669
Forest City Enterprises, Inc	9,069	367,385
General Growth Properties, Inc. REIT	12,150	612,239
Global Signal, Inc. REIT	2,062	95,697
KKR Financial Corp. REIT	625	14,294
Macerich Co. REIT	2,887	208,008
New Century Financial Corp. REIT	3,371	130,626
Prologis REIT	2,897	152,150
Public Storage, Inc. REIT	8,923	696,173
Simon Property Group, Inc. REIT	8,595	713,127
SL Green Realty Corp. REIT	517	44,933
The Mills Corp. REIT	7,712	304,855
The St. Joe Co	10,447	626,089
United Dominion Realty Trust, Inc. REIT	7,889	211,031
Ventas, Inc. REIT	14,156	438,836

		5,504,831

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp	6,626	228,464
Golden West Financial Corp	14,516	1,031,072
Hudson City Bancorp, Inc	82,173	1,060,853
IndyMac Bancorp, Inc	4,519	175,428
People’s Bank	8,127	251,449

		2,747,266

HEALTH CARE 19.2%
Biotechnology 3.6%
Affymetrix, Inc. *	9,125	324,029
Amgen, Inc. *	170,149	12,844,548
Biogen Idec, Inc. *	21,371	1,009,780
Celgene Corp. *	45,880	1,743,440
Cephalon, Inc. *	7,981	634,330
Charles River Laboratories International, Inc. *	4,609	222,845
Chiron Corp. *	13,926	636,000
Genentech, Inc. *	63,768	5,464,280
Genzyme Corp. *	34,688	2,405,266
Gilead Sciences, Inc. *	62,122	3,868,337
ImClone Systems, Inc. *	9,510	365,089
Invitrogen Corp. *	3,330	236,197
MedImmune, Inc. *	34,067	1,243,105
Millennium Pharmaceuticals, Inc. *	21,232	222,511
OSI Pharmaceuticals, Inc. *	7,621	247,530
PDL BioPharma, Inc. *	15,508	485,555
Techne Corp	5,287	314,418

		32,267,260

7

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.2%
Advanced Medical Optics, Inc. *	8,938	$397,562
Bausch & Lomb, Inc	6,501	449,934
Baxter International, Inc	85,348	3,230,422
Beckman Coulter, Inc	8,503	458,737
Becton, Dickinson & Co	34,720	2,216,872
Biomet, Inc	34,630	1,260,532
Boston Scientific Corp. *	90,727	2,215,553
C.R. Bard, Inc	14,453	946,527
Cooper Cos	4,824	253,115
Cytyc Corp. *	15,671	451,795
Dade Behring Holdings, Inc	12,174	444,108
DENTSPLY International, Inc	11,051	629,796
Edwards Lifesciences Corp. *	8,186	338,491
Fisher Scientific International, Inc. *	8,687	592,106
Gen-Probe, Inc. *	6,950	347,222
Guidant Corp	44,686	3,430,097
Hillenbrand Industries, Inc	2,570	130,659
Hospira, Inc. *	10,498	416,771
IDEXX Laboratories, Inc. *	4,482	352,196
Inamed Corp. *	5,104	451,347
Kinetic Concepts, Inc. *	6,613	245,342
Medtronic, Inc	166,304	8,972,101
Millipore Corp. *	6,868	476,158
PerkinElmer, Inc	9,324	221,818
ResMed, Inc. *	9,599	389,623
Respironics, Inc. *	9,841	357,819
St. Jude Medical, Inc. *	49,816	2,271,610
Stryker Corp	40,297	1,862,527
Thermo Electron Corp. *	8,090	280,076
Varian Medical Systems, Inc. *	18,168	1,051,564
Waters Corp. *	15,295	653,555
Zimmer Holdings, Inc. *	33,956	2,349,076

		38,145,111

Health Care Providers & Services 4.9%
Aetna, Inc	63,896	3,258,696
AMERIGROUP Corp. *	7,034	150,457
Cardinal Health, Inc	38,216	2,774,482
Caremark Rx, Inc. *	55,823	2,777,194
Cerner Corp. *	8,221	342,240
Community Health Systems, Inc. *	9,932	376,621
Covance, Inc. *	8,665	489,139
Coventry Health Care, Inc. *	22,146	1,320,345
DaVita, Inc. *	13,763	803,622
Emdeon Corp. *	37,493	395,176
Express Scripts, Inc. *	17,094	1,491,793
HCA, Inc	60,659	2,905,566
Health Management Associates, Inc	30,475	648,813
Health Net, Inc. *	9,141	438,311
Henry Schein, Inc. *	11,927	556,395
Humana, Inc. *	16,756	865,783
IMS Health, Inc	31,156	750,860
Laboratory Corporation of America Holdings *	18,509	1,075,558
LifePoint Hospitals, Inc. *	7,537	234,099
Lincare Holdings, Inc. *	12,637	516,853

8

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Manor Care, Inc	10,828	$447,738
McKesson Corp	16,292	881,886
Medco Health Solutions, Inc. *	29,763	1,658,394
Omnicare, Inc	5,157	313,803
Patterson Companies, Inc. *	18,894	680,940
Pharmaceutical Product Development, Inc	6,644	462,356
Quest Diagnostics, Inc	22,062	1,166,418
Renal Care Group, Inc. *	9,349	446,041
Sierra Health Services, Inc. *	5,659	235,924
Tenet Healthcare Corp. *	9,406	74,213
Triad Hospitals, Inc. *	4,358	187,656
UnitedHealth Group, Inc	187,270	10,904,732
Universal Health Services, Inc., Class B	4,388	220,409
VCA Antech, Inc. *	11,314	316,226
WellPoint, Inc. *	45,682	3,507,921

		43,676,660

Pharmaceuticals 6.5%
Abbott Laboratories	186,561	8,242,265
Allergan, Inc	17,934	1,941,535
American Pharmaceutical Partners, Inc. *	2,817	85,186
Barr Pharmaceuticals, Inc. *	14,198	953,822
Bristol-Myers Squibb Co	108,824	2,513,834
Eli Lilly & Co	125,880	7,001,446
Endo Pharmaceuticals Holdings, Inc. *	7,020	221,270
Forest Laboratories, Inc. *	48,314	2,217,613
Johnson & Johnson	408,851	23,570,260
Kos Pharmaceuticals, Inc. *	2,120	93,004
Merck & Co., Inc	69,975	2,439,328
Mylan Laboratories, Inc	8,536	196,328
Schering-Plough Corp	202,818	3,752,133
Sepracor, Inc. *	14,405	825,551
Valeant Pharmaceuticals International	12,724	226,742
Wyeth	91,650	4,564,170

		58,844,487

INDUSTRIALS 14.2%
Aerospace & Defense 2.7%
Alliant Techsystems, Inc. *	3,638	278,016
Boeing Co	113,617	8,258,820
Goodrich Corp	16,574	693,456
L-3 Communications Holdings, Inc	9,513	790,625
Lockheed Martin Corp	50,791	3,701,140
Precision Castparts Corp	6,123	324,764
Raytheon Co	13,804	599,094
Rockwell Collins Corp	24,497	1,302,016
United Technologies Corp	140,747	8,233,699

		24,181,630

Air Freight & Logistics 1.5%
C. H. Robinson Worldwide, Inc	23,546	1,055,332
Expeditors International of Washington, Inc	14,663	1,140,635
FedEx Corp	41,534	4,454,106
Ryder System, Inc	3,229	143,174
United Parcel Service, Inc., Class B	84,391	6,304,851

		13,098,098

9

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.2%
AMR Corp. *	24,700	$619,970
JetBlue Airways Corp. *	20,905	238,317
Southwest Airlines Co	53,195	892,080

		1,750,367

Building Products 0.3%
American Standard Companies, Inc	25,737	1,018,670
Masco Corp	47,467	1,480,496

		2,499,166

Commercial Services & Supplies 1.0%
ACCO Brands Corp. *	5,555	132,098
Allied Waste Industries, Inc. *	9,156	98,061
ARAMARK Corp., Class B	9,853	280,416
Avery Dennison Corp	10,358	621,480
Brink’s Co	5,749	281,528
Cendant Corp	14,169	235,489
ChoicePoint, Inc. *	12,404	550,738
Cintas Corp	19,308	793,366
Copart, Inc. *	9,237	238,684
Corporate Executive Board Co	5,687	568,700
Dun & Bradstreet Corp. *	9,364	681,137
Equifax, Inc	13,333	488,521
Herman Miller, Inc	9,673	292,028
HNI Corp	7,568	441,139
Manpower, Inc	3,307	177,387
Monster Worldwide, Inc. *	14,194	694,938
Pitney Bowes, Inc	16,605	709,698
Robert Half International, Inc	23,578	846,922
Steelcase, Inc	3,988	67,796
Stericycle, Inc. *	6,076	367,294
Waste Management, Inc	21,401	711,797
West Corp. *	2,815	122,537

		9,401,754

Construction & Engineering 0.2%
Fluor Corp	11,905	1,027,402
Jacobs Engineering Group, Inc. *	6,318	541,705

		1,569,107

Electrical Equipment 0.8%
American Power Conversion Corp	22,917	468,194
Ametek, Inc	9,577	410,279
Emerson Electric Co	48,013	3,927,944
Hubbell, Inc., Class B	533	24,769
Rockwell Automation, Inc	25,294	1,724,292
Roper Industries, Inc	10,063	453,539
Thomas & Betts Corp. *	3,712	182,630

		7,191,647

Industrial Conglomerates 4.9%
3M Co	105,813	7,786,779
Carlisle Cos	2,218	174,335
General Electric Co	1,105,370	36,333,512
Textron, Inc	3,820	336,580

		44,631,206

10

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.3%
Caterpillar, Inc	93,963	$6,866,816
Cummins, Inc	3,590	388,725
Danaher Corp	32,438	1,965,094
Deere & Co	3,457	263,665
Donaldson Co., Inc	10,217	354,121
Dover Corp	18,768	899,738
Eaton Corp	5,822	405,619
Graco, Inc	9,513	396,407
Harsco Corp	5,016	400,176
IDEX Corp	5,606	264,883
Illinois Tool Works, Inc	32,296	2,772,289
ITT Industries, Inc	23,248	1,220,520
Joy Global, Inc	16,553	853,473
Navistar International Corp. *	8,530	250,356
Oshkosh Truck Corp	9,999	567,243
Paccar, Inc	20,844	1,456,370
Pall Corp	1,471	43,277
Parker Hannifin Corp	7,172	560,635
Pentair, Inc	11,767	472,445
Timken Co	5,476	157,052
Toro Co	5,945	274,243

		20,833,147

Road & Rail 0.2%
CNF, Inc	7,237	363,153
J.B. Hunt Transport Services, Inc	16,142	381,920
Landstar System, Inc	8,211	382,550
Norfolk Southern Corp	8,171	418,192
Swift Transportation Co., Inc. *	2,710	64,606

		1,610,421

Trading Companies & Distributors 0.1%
Fastenal Co	17,172	754,023
MSC Industrial Direct Co., Inc., Class A	6,395	302,931
W.W. Grainger, Inc	1,950	144,378

		1,201,332

INFORMATION TECHNOLOGY 25.7%
Communications Equipment 4.8%
Andrew Corp. *	5,673	76,926
Avaya, Inc. *	46,570	517,858
Cisco Systems, Inc. *	888,768	17,988,664
Comverse Technology, Inc. *	24,528	705,425
Corning, Inc. *	209,573	5,115,677
F5 Networks, Inc. *	5,444	369,212
Harris Corp	15,391	703,061
JDS Uniphase Corp. *	110,020	334,461
Juniper Networks, Inc. *	54,474	1,001,777
Motorola, Inc	270,074	5,779,584
QUALCOMM, Inc	224,612	10,603,933

		43,196,578

Computers & Peripherals 4.9%
Apple Computer, Inc. *	113,288	7,764,760
Avid Technology, Inc. *	5,374	251,718
Dell, Inc. *	338,103	9,804,987
Diebold, Inc	8,911	356,440

11

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
EMC Corp. *	330,371	$4,631,801
International Business Machines Corp	187,886	15,075,973
Lexmark International, Inc., Class A *	15,956	751,368
NCR Corp. *	6,370	255,373
Network Appliance, Inc. *	50,343	1,669,374
QLogic Corp. *	11,064	455,173
SanDisk Corp. *	18,880	1,139,219
Sun Microsystems, Inc. *	276,305	1,152,192
Western Digital Corp. *	29,273	651,324

		43,959,702

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	49,815	1,793,340
Amphenol Corp., Class A	12,128	609,190
Avnet, Inc. *	6,087	152,966
AVX Corp	1,572	26,032
CDW Corp	8,543	485,755
Dolby Laboratories, Inc., Class A *	3,777	76,938
Flir Systems, Inc. *	8,392	216,849
Ingram Micro, Inc., Class A *	8,859	175,231
Jabil Circuit, Inc. *	22,476	850,717
Mettler-Toledo International, Inc. *	4,518	273,610
Molex, Inc	9,668	307,732
National Instruments Corp	7,573	245,744
Sanmina-SCI Corp. *	36,276	140,025
Solectron Corp. *	59,421	214,510
Symbol Technologies, Inc	28,373	329,694
Tech Data Corp. *	2,466	102,413
Tektronix, Inc	2,797	86,148
Trimble Navigation, Ltd. *	7,255	296,802
Vishay Intertechnology, Inc. *	6,695	97,211

		6,480,907

Internet Software & Services 1.7%
Akamai Technologies, Inc. *	18,578	492,317
Google, Inc., Class A *	22,666	8,219,145
VeriSign, Inc. *	36,368	860,467
Yahoo!, Inc. *	166,470	5,337,028

		14,908,957

IT Services 1.9%
Affiliated Computer Services, Inc., Class A *	10,610	667,581
Alliance Data Systems Corp. *	11,463	495,889
Automatic Data Processing, Inc	80,207	3,704,761
BISYS Group, Inc. *	7,093	100,082
CACI International, Inc., Class A *	4,117	248,132
Ceridian Corp. *	9,902	256,066
CheckFree Corp. *	9,642	476,893
Cognizant Technology Solutions Corp., Class A *	18,617	1,072,525
DST Systems, Inc. *	8,715	490,044
Electronic Data Systems Corp	16,409	438,120
Fidelity National Information Services, Inc	7,795	309,072
First Data Corp	107,060	4,831,618
Fiserv, Inc. *	26,301	1,091,492
Global Payments, Inc	9,017	469,425
Hewitt Associates, Inc. *	2,981	80,457

12

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Iron Mountain, Inc. *	15,055	$657,904
Paychex, Inc	45,636	1,827,722
SRA International, Inc., Class A *	4,022	138,839
Total Systems Services, Inc	5,121	100,372

		17,456,994

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	9,897	436,854

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	32,456	1,255,074
Agere Systems, Inc. *	24,847	333,695
Altera Corp. *	51,092	1,023,884
Analog Devices, Inc	50,874	1,940,334
Applied Materials, Inc	229,319	4,205,711
Broadcom Corp., Class A *	57,066	2,573,106
Cree, Inc. *	10,346	309,863
Freescale Semiconductor, Inc., Class B *	6,850	185,224
Intel Corp	848,763	17,484,518
International Rectifier Corp. *	7,629	283,036
Intersil Corp	10,068	285,327
KLA-Tencor Corp	27,070	1,413,866
Lam Research Corp. *	19,057	821,357
Linear Technology Corp	42,073	1,550,811
LSI Logic Corp. *	19,728	192,348
Maxim Integrated Products, Inc	45,094	1,762,724
MEMC Electronic Materials, Inc. *	19,006	636,511
Microchip Technology, Inc	28,667	1,009,078
Micron Technology, Inc. *	40,191	623,362
National Semiconductor Corp	47,997	1,346,316
Novellus Systems, Inc. *	8,711	232,845
NVIDIA Corp. *	23,364	1,101,145
Teradyne, Inc. *	18,710	314,141
Texas Instruments, Inc	228,541	6,821,949
Xilinx, Inc	47,919	1,307,230

		49,013,455

Software 6.3%
Activision, Inc. *	32,813	410,162
Adobe Systems, Inc	81,542	3,149,152
Autodesk, Inc	31,349	1,180,290
BEA Systems, Inc. *	3,745	42,955
BMC Software, Inc. *	13,280	290,434
CA, Inc	46,206	1,254,955
Cadence Design Systems, Inc. *	17,514	310,873
Citrix Systems, Inc. *	23,274	753,147
Compuware Corp. *	23,859	195,882
Electronic Arts, Inc. *	42,340	2,200,410
Fair Isaac Corp	7,003	298,468
Hyperion Solutions Corp. *	8,330	279,471
Intuit, Inc. *	21,461	1,042,575
McAfee, Inc. *	22,376	520,466
Microsoft Corp	1,273,121	34,246,955
NAVTEQ Corp. *	12,328	570,910
Oracle Corp. *	538,605	6,689,474
Red Hat, Inc. *	24,301	652,968

13

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Reynolds & Reynolds Co., Class A	908	$25,152
Salesforce.com, Inc. *	9,401	327,625
Symantec Corp. *	99,331	1,677,701
Synopsys, Inc. *	3,312	72,433
Take-Two Interactive Software, Inc. *	8,306	129,407

		56,321,865

MATERIALS 2.1%
Chemicals 1.4%
Air Products & Chemicals, Inc	3,247	208,328
Airgas, Inc	472	17,176
Cabot Corp	606	22,434
Chemtura Corp	11,704	129,680
Dow Chemical Co	124,767	5,368,724
E.I. DuPont de Nemours & Co	21,110	849,466
Ecolab, Inc	25,177	911,156
International Flavors & Fragrances, Inc	12,951	448,493
Monsanto Co	28,946	2,427,990
Nalco Holding Co. *	11,434	200,095
Praxair, Inc	38,918	2,100,794
Rohm & Haas Co	1,613	80,247
Scotts Miracle-Gro Co., Class A	944	45,208
Sigma-Aldrich Corp	881	56,745

		12,866,536

Construction Materials 0.2%
Florida Rock Industries, Inc	6,437	370,836
Martin Marietta Materials, Inc	5,326	519,285
Vulcan Materials Co	9,309	735,411

		1,625,532

Containers & Packaging 0.1%
Ball Corp	2,017	85,924
Crown Holdings, Inc. *	22,841	417,990
Pactiv Corp. *	2,237	51,295
Sealed Air Corp	4,017	228,487

		783,696

Metals & Mining 0.4%
Allegheny Technologies, Inc	13,271	670,318
Freeport-McMoRan Copper & Gold, Inc., Class B	24,705	1,250,814
Phelps Dodge Corp	7,127	983,526
Southern Copper Corp	3,563	283,793

		3,188,451

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.0%
PanAmSat Holding Corp	2,874	72,166

Wireless Telecommunication Services 0.7%
Alltel Corp	6,510	411,107
American Tower Corp., Class A *	51,392	1,635,807
Crown Castle International Corp. *	19,519	611,921
Nextel Partners, Inc., Class A *	20,969	588,390
NII Holdings, Inc., Class B *	17,093	875,504
Sprint Nextel Corp	66,623	1,600,951
Telephone & Data Systems, Inc	1,778	66,497
U.S. Cellular Corp. *	694	38,135

		5,828,312

14

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 0.6%
Gas Utilities 0.1%
Equitable Resources, Inc	15,092	$548,745
Questar Corp	2,787	204,148

		752,893

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	89,809	1,553,696
TXU Corp	65,910	3,453,025

		5,006,721

Water Utilities 0.0%
Aqua America, Inc	1,844	52,996

Total Common Stocks (cost $697,728,191)		891,337,175

EXCHANGE TRADED FUND 0.9%
iShares Russell 1000 Growth Index Fund (cost $7,262,924)	147,524	7,646,169

	Principal Amount
		Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
4.20%, 04/13/2006 ƒ +	$80,000	79,599
4.45%, 05/25/2006 ƒ +	25,000	24,737

		104,336

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	839,792	839,792

Total Short-Term Investments (cost $944,128)		944,128

Total Investments (cost $705,935,243) 99.9%		899,927,472
Other Assets and Liabilities 0.1%		1,200,716

Net Assets 100.0%		$901,128,188

*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $705,970,903. The gross unrealized appreciation and depreciation securities based on tax cost was $210,829,545 and $16,872,976, respectively, with a net unrealized appreciation of $193,956,569.

At February 28, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2006	Unrealized Gain (Loss)

March 2006	18 E-mini S&P 500 Futures	$1,149,881	$1,154,160	$4,279
March 2006	2 S&P 500 Futures	645,964	641,200	(4,764)

15

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 8.6%
Auto Components 0.3%
Autoliv, Inc	9,455	$506,315
BorgWarner, Inc	5,327	297,087
Dana Corp	20,328	35,777
Goodyear Tire & Rubber Co. *	10,796	154,707
Johnson Controls, Inc	21,096	1,503,512
Lear Corp	9,077	189,346
TRW Automotive Holdings Corp. *	5,812	148,787

		2,835,531

Automobiles 0.4%
Ford Motor Co	239,265	1,906,942
General Motors Corp	62,501	1,269,395

		3,176,337

Distributors 0.1%
Genuine Parts Co	23,601	1,050,717

Diversified Consumer Services 0.1%
Laureate Education, Inc. *	642	33,243
Service Corporation International	41,935	333,383
ServiceMaster Co	15,318	191,781

		558,407

Hotels, Restaurants & Leisure 0.9%
CBRL Group, Inc	3,356	149,107
Harrah’s Entertainment, Inc	9,175	659,866
International Speedway Corp., Class A	4,205	199,149
McDonald’s Corp	171,473	5,986,122
Outback Steakhouse, Inc	581	24,292
Starwood Hotels & Resorts Worldwide, Inc., Class B	11,257	714,820
Wendy’s International, Inc	7,526	435,755

		8,169,111

Household Durables 0.8%
American Greetings Corp., Class A	8,074	169,393
Beazer Homes USA, Inc	3,249	206,149
Black & Decker Corp	4,861	416,004
Centex Corp	8,064	545,207
D.R. Horton, Inc	10,008	341,373
KB Home	1,863	124,877
Leggett & Platt, Inc	18,574	436,118
Lennar Corp., Class A	7,689	460,264
M.D.C Holdings, Inc	1,612	98,799
Meritage Homes Corp. *	3,046	178,282
Mohawk Industries, Inc. *	5,412	468,192
Newell Rubbermaid, Inc	30,578	760,475
Pulte Homes, Inc	29,032	1,115,119
Ryland Group, Inc	1,319	92,000
Snap-On, Inc	7,819	304,315
Standard Pacific Corp	8,009	263,096
Stanley Works	3,909	195,997
Whirlpool Corp	8,254	741,127

		6,916,787

Internet & Catalog Retail 0.1%
Expedia, Inc. *	11,104	210,643
IAC/InterActiveCorp *	11,104	324,681

		535,324

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.3%
Brunswick Corp	3,335	$130,832
Eastman Kodak Co	38,842	1,089,518
Hasbro, Inc	21,204	430,229
Mattel, Inc	49,451	833,250

		2,483,829

Media 4.4%
Belo Corp	12,975	275,589
CBS Corp., Class B	78,967	1,931,533
Clear Channel Communications, Inc	49,612	1,404,020
Clear Channel Outdoor Holdings, Inc. *	1,581	34,529
Comcast Corp., Class A *	144,701	3,882,328
DIRECTV Group, Inc. *	8,263	130,225
Discovery Holding Co., Class A *	24,063	351,320
Gannett Co., Inc	33,602	2,088,700
Hearst-Argyle Television, Inc	3,993	95,313
Interactive Data Corp	2,596	58,410
Interpublic Group of Cos. *	7,380	76,457
Knight Ridder, Inc	10,065	604,101
Lamar Advertising Co., Class A *	1,909	97,397
Lee Enterprises, Inc	6,138	214,523
Liberty Global, Inc., Class A *	36,468	740,665
Liberty Media Corp., Class A	240,628	1,982,775
Live Nation Inc. *	6,202	110,706
McClatchy Co., Class A	2,756	152,324
New York Times Co., Class A	19,571	552,294
News Corp., Class A	188,539	3,069,415
NTL, Inc. *	10,084	664,031
Time Warner, Inc	587,087	10,162,476
Tribune Co	32,212	985,687
Univision Communications, Inc., Class A *	14,863	497,167
Viacom, Inc., Class B *	78,967	3,155,521
Walt Disney Co	197,781	5,535,890
Warner Music Group Corp	4,418	90,790
Washington Post Co., Class B	100	75,225
Westwood One, Inc	8,488	94,641

		39,114,052

Multi-line Retail 0.6%
Dillard’s, Inc., Class A	8,643	213,223
Dollar Tree Stores, Inc. *	4,632	127,009
Family Dollar Stores, Inc	4,894	125,874
Federated Department Stores, Inc	36,827	2,616,190
J.C. Penney Co., Inc	18,429	1,080,676
Saks, Inc. *	14,453	273,162
Sears Holdings Corp. *	7,084	853,268

		5,289,402

Specialty Retail 0.4%
AnnTaylor Stores Corp. *	5,232	189,922
AutoNation, Inc. *	24,059	503,074
Barnes & Noble, Inc	4,756	204,841
Borders Group, Inc	9,033	217,966
Circuit City Stores, Inc	13,771	330,917
Claire’s Stores, Inc	969	31,047
Foot Locker, Inc	10,111	233,665

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Office Depot, Inc. *	42,729	$1,524,571
OfficeMax, Inc	9,565	280,541
Rent-A-Center, Inc. *	3,207	74,851
Tiffany & Co	11,747	436,166

		4,027,561

Textiles, Apparel & Luxury Goods 0.2%
Columbia Sportswear Co. *	1,583	79,720
Jones Apparel Group, Inc	16,319	471,945
Liz Claiborne, Inc	14,789	532,848
Polo Ralph Lauren Corp., Class A	5,672	328,749
VF Corp	11,801	646,695

		2,059,957

CONSUMER STAPLES 5.5%
Beverages 1.0%
Anheuser-Busch Companies, Inc	40,122	1,666,668
Brown-Forman Corp., Class B	576	40,527
Coca-Cola Co	106,225	4,458,263
Coca-Cola Enterprises, Inc	40,796	801,641
Constellation Brands, Inc., Class A *	19,405	511,128
Molson Coors Brewing Co., Class B	6,343	398,023
Pepsi Bottling Group, Inc	14,199	416,883
PepsiAmericas, Inc	9,207	220,232

		8,513,365

Food & Staples Retailing 0.9%
Albertsons, Inc	49,825	1,267,548
BJ’s Wholesale Club, Inc. *	9,346	295,894
Costco Wholesale Corp	40,065	2,054,533
Kroger Co. *	98,593	1,975,804
Rite Aid Corp. *	70,477	260,060
Safeway, Inc	60,635	1,474,037
SUPERVALU, Inc	18,410	581,756

		7,909,632

Food Products 1.5%
Archer-Daniels-Midland Co	88,814	2,817,180
Campbell Soup Co	15,551	484,103
ConAgra Foods, Inc	70,064	1,473,446
Dean Foods Co. *	18,982	711,256
Del Monte Foods Co. *	26,960	293,325
General Mills, Inc	37,513	1,847,515
H.J. Heinz Co	21,974	832,155
Hershey Co	1,733	88,643
Hormel Foods Corp	10,020	344,989
J.M. Smucker Co	6,954	274,822
Kellogg Co	10,946	485,017
Kraft Foods, Inc., Class A	33,874	1,019,269
McCormick & Co., Inc	5,927	194,583
Pilgrim’s Pride Corp	2,035	46,927
Sara Lee Corp	66,569	1,176,274
Smithfield Foods, Inc. *	11,700	309,231
TreeHouse Foods, Inc. *	4,072	91,824
Tyson Foods, Inc., Class A	32,721	442,715

		12,933,274

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.5%
Clorox Co	20,855	$1,271,112
Colgate-Palmolive Co	19,181	1,044,981
Energizer Holdings, Inc. *	1,582	86,425
Kimberly-Clark Corp	35,533	2,102,843
Spectrum Brands, Inc. *	1,404	26,774

		4,532,135

Personal Products 0.0%
Alberto-Culver Co	7,290	332,934

Tobacco 1.6%
Altria Group, Inc	166,983	12,006,078
Carolina Group	9,199	436,860
Reynolds American, Inc	11,564	1,227,519
UST, Inc	10,578	411,273

		14,081,730

ENERGY 13.4%
Energy Equipment & Services 0.2%
Cooper Cameron Corp. *	2,765	111,982
Dresser-Rand Group, Inc. *	555	14,036
ENSCO International, Inc	5,850	261,436
Helmerich & Payne, Inc	2,375	156,204
National Oilwell Varco, Inc. *	9,730	592,362
Pride International, Inc. *	9,944	307,966
Rowan Companies, Inc	6,035	242,909
Tidewater, Inc	5,209	272,170
Unit Corp. *	316	16,802

		1,975,867

Oil, Gas & Consumable Fuels 13.2%
Amerada Hess Corp	10,566	1,461,384
Anadarko Petroleum Corp	31,889	3,162,113
Apache Corp	44,400	2,971,248
Arch Coal, Inc	5,557	406,272
Burlington Resources, Inc	52,151	4,702,977
Chesapeake Energy Corp	30,562	907,386
Chevron Corp	306,584	17,315,864
ConocoPhillips	188,359	11,482,365
Consol Energy, Inc	3,731	238,859
Devon Energy Corp	60,108	3,524,132
El Paso Corp	87,200	1,140,576
Exxon Mobil Corp	861,198	51,129,325
Forest Oil Corp	7,146	354,799
Kerr-McGee Corp	15,571	1,521,287
Kinder Morgan, Inc	699	64,853
Marathon Oil Corp	49,142	3,469,425
Newfield Exploration Co. *	4,668	180,418
Noble Energy, Inc	20,595	865,814
Occidental Petroleum Corp	56,940	5,212,288
Overseas Shipholding Group, Inc	4,013	202,937
Pioneer Natural Resources Co	16,450	692,381
Pogo Producing Co	8,252	411,445
Sunoco, Inc	4,004	296,696
Tesoro Corp	4,023	243,029

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Valero Energy Corp	80,207	$4,314,335
Western Gas Resources, Inc	545	25,784
Williams Cos	31,353	676,284

		116,974,276

FINANCIALS 36.4%
Capital Markets 5.1%
A.G. Edwards, Inc	10,418	465,685
Allied Capital Corp	18,076	530,350
American Capital Strategies, Ltd	14,716	525,361
Bank of New York Co	105,061	3,597,289
Bear Stearns Cos	15,378	2,067,418
E*TRADE Financial Corp. *	56,358	1,441,638
Federated Investors, Inc., Class B	894	34,768
Goldman Sachs Group, Inc	45,473	6,424,880
Janus Capital Group, Inc	30,692	673,075
Jefferies Group, Inc	6,936	395,629
Lehman Brothers Holdings, Inc	37,420	5,461,449
Mellon Financial Corp	53,017	1,913,383
Merrill Lynch & Co., Inc	127,518	9,845,665
Morgan Stanley	133,694	7,976,184
Northern Trust Corp	11,660	614,715
Raymond James Financial, Inc	8,545	367,264
State Street Corp	31,702	1,980,741
TD Ameritrade Holding Corp. *	20,185	439,226

		44,754,720

Commercial Banks 11.1%
AmSouth Bancorp	47,751	1,325,090
Associated Banc-Corp	18,489	637,316
Bank of America Corp	629,967	28,883,987
Bank of Hawaii Corp	6,253	333,910
BB&T Corp	73,914	2,921,820
BOK Financial Corp	3,076	141,096
City National Corp	5,593	424,844
Colonial Bancgroup, Inc	21,015	527,687
Comerica, Inc	22,836	1,308,960
Commerce Bancorp, Inc	2,725	90,388
Commerce Bancshares, Inc	8,523	439,361
Compass Bancshares, Inc	16,766	842,995
Cullen/Frost Bankers, Inc	6,818	375,808
Fifth Third Bancorp	59,636	2,304,931
First Horizon National Corp	16,793	656,774
FirstMerit Corp	11,312	279,859
Fulton Financial Corp	22,354	393,430
Huntington Bancshares, Inc	31,426	755,795
International Bancshares Corp	6,209	179,626
KeyCorp	55,152	2,055,515
M&T Bank Corp	10,334	1,161,542
Marshall & Ilsley Corp	30,975	1,362,900
Mercantile Bankshares Corp	16,131	616,204
National City Corp	76,663	2,667,872
North Fork Bancorp	64,612	1,650,191
PNC Financial Services Group, Inc	38,357	2,698,415

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Popular, Inc	37,516	$766,452
Regions Financial Corp	62,761	2,182,828
Sky Financial Group, Inc	12,968	341,966
South Financial Group, Inc	9,727	255,917
SunTrust Banks, Inc	48,902	3,539,038
TCF Financial Corp	5,142	130,401
TD Banknorth, Inc	13,278	408,033
U.S. Bancorp	247,947	7,664,042
UnionBanCal Corp	7,655	528,884
Valley National Bancorp	14,677	356,504
Wachovia Corp. °	213,270	11,958,049
Wells Fargo & Co	205,218	13,174,996
Westcorp, Inc	1,949	140,036
Whitney Holding Corp	8,510	291,297
Wilmington Trust Corp	9,136	391,112
Zions Bancorp	14,051	1,159,489

		98,325,360

Consumer Finance 0.3%
AmeriCredit Corp. *	10,965	323,468
Capital One Financial Corp	28,988	2,539,349
WFS Financial, Inc. *	889	73,191

		2,936,008

Diversified Financial Services 6.4%
CapitalSource, Inc	2,622	64,527
CBOT Holdings, Inc. *	343	40,320
CIT Group, Inc	27,027	1,453,242
Citigroup, Inc	703,784	32,634,464
JPMorgan Chase & Co	476,033	19,583,998
Leucadia National Corp	10,978	595,556
Principal Financial Group, Inc	39,743	1,936,279

		56,308,386

Insurance 6.9%
AFLAC, Inc	13,846	640,377
Alleghany Corp. *	662	190,656
Allstate Corp	90,405	4,952,386
Ambac Financial Group, Inc	11,413	857,687
American International Group, Inc	218,234	14,482,008
American National Insurance Co	1,078	123,366
AmerUs Group Co	5,299	319,265
AON Corp	42,996	1,703,072
Arthur J. Gallagher & Co	2,244	66,176
Assurant, Inc	14,804	672,102
Chubb Corp	26,427	2,530,385
Cincinnati Financial Corp	23,734	1,052,840
CNA Financial Corp. *	3,116	96,347
Commerce Group, Inc	3,553	191,898
Conseco, Inc. *	20,436	507,630
Erie Indemnity Co., Class A	4,659	247,253
Fidelity National Financial, Inc	21,877	826,076
Fidelity National Title Group, Inc., Class A	3,828	90,724
First American Corp	11,140	469,662
Genworth Financial, Inc., Class A	30,727	977,733
Hartford Financial Services Group, Inc	40,129	3,305,827
HCC Insurance Holdings, Inc	7,663	246,672

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Jefferson-Pilot Corp	18,391	$1,108,058
Lincoln National Corp	23,499	1,334,038
Loews Corp	20,142	1,858,301
Markel Corp. *	748	245,755
Marsh & McLennan Cos	72,092	2,228,364
MBIA, Inc	17,183	1,009,329
Mercury General Corp	3,549	198,389
MetLife, Inc	56,351	2,824,312
Nationwide Financial Services, Inc., Class A	7,719	330,836
Old Republic International Corp	30,896	657,776
Philadelphia Consolidated Holding Corp. *	388	41,516
Progressive Corp	2,367	254,334
Protective Life Corp	9,418	459,127
Prudential Financial, Inc	65,303	5,030,943
Reinsurance Group of America, Inc	3,991	184,504
SAFECO Corp	17,246	888,341
St. Paul Travelers Companies, Inc	91,153	3,917,756
StanCorp Financial Group, Inc	7,573	409,699
The Hanover Insurance Group, Inc	6,722	325,681
Torchmark Corp	14,088	770,191
TransAtlantic Holdings, Inc	3,362	205,553
Unitrin, Inc	3,367	162,794
Universal American Financial Group, Inc	6,369	263,677
UnumProvident Corp	40,288	833,559
W.R. Berkley Corp	11,895	688,602
Wesco Financial Corp	192	76,224

		60,857,801

Real Estate 3.4%
AMB Property Corp. REIT	11,372	610,108
American Financial Realty Trust REIT	17,144	202,642
Annaly Mortgage Management, Inc. REIT	16,407	192,782
Apartment Investment & Management Co., Class A REIT	12,891	571,200
Archstone-Smith Trust REIT	28,679	1,359,385
Arden Realty Group, Inc. REIT	9,033	409,737
AvalonBay Communities, Inc. REIT	9,865	1,016,095
Boston Properties, Inc. REIT	14,984	1,268,695
BRE Properties, Inc. REIT	6,877	373,902
Camden Property Trust REIT	6,304	415,118
CarrAmerica Realty Corp. REIT	7,911	327,990
CBL & Associates Properties, Inc. REIT	6,000	255,600
CenterPoint Properties Trust REIT	6,002	299,200
Crescent Real Estate Equities Co. REIT	10,497	220,962
Developers Diversified Realty Corp. REIT	14,688	737,191
Duke Realty Corp. REIT	19,408	681,221
Equity Office Properties Trust REIT	55,137	1,734,059
Equity Residential REIT	38,775	1,755,732
Essex Property Trust, Inc. REIT	3,120	310,908
Federal Realty Investment Trust REIT	4,369	304,476
Friedman, Billings, Ramsey Group, Inc., Class A REIT	19,106	190,296
General Growth Properties, Inc. REIT	12,051	607,250
Health Care Property Investors, Inc. REIT	18,172	499,185
Health Care REIT, Inc. REIT	7,797	284,201
Healthcare Realty Trust, Inc	6,453	240,761
Hospitality Properties Trust REIT	9,701	431,694
Host Marriott Corp. REIT	47,683	926,481

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate continued
HRPT Properties Trust REIT	28,386	$304,298
iStar Financial, Inc. REIT	15,219	579,844
Kimco Realty Corp. REIT	26,865	965,259
KKR Financial Corp. REIT	4,343	99,324
Liberty Property Trust REIT	11,776	527,329
Macerich Co. REIT	6,628	477,547
Mack-Cali Realty Corp. REIT	8,328	373,927
New Century Financial Corp. REIT	3,290	127,487
New Plan Excel Realty Trust, Inc. REIT	13,959	349,673
Pan Pacific Retail Properties, Inc. REIT	5,496	380,378
Plum Creek Timber Co., Inc. REIT	24,886	924,515
Prologis REIT	29,912	1,570,978
Public Storage, Inc. REIT	2,404	187,560
Rayonier, Inc. REIT	10,199	439,577
Realty Income Corp. REIT	11,323	260,995
Reckson Associates Realty Corp. REIT	11,043	451,659
Regency Centers Corp. REIT	9,182	592,239
Shurgard Storage Centers, Inc., Class A REIT	6,312	404,789
Simon Property Group, Inc. REIT	14,841	1,231,358
SL Green Realty Corp. REIT	5,146	447,239
Thornburg Mortgage, Inc. REIT	13,612	353,504
Trizec Properties, Inc. REIT	12,473	302,720
United Dominion Realty Trust, Inc. REIT	10,764	287,937
Vornado Realty Trust REIT	16,235	1,444,753
Weingarten Realty Investors REIT	10,783	424,634

		29,736,394

Thrifts & Mortgage Finance 3.2%
Astoria Financial Corp	13,248	379,820
Capitol Federal Financial	2,969	97,858
Countrywide Financial Corp	72,987	2,516,592
Downey Financial Corp	2,796	177,686
Fannie Mae	130,944	7,160,018
Freddie Mac	93,141	6,276,772
Golden West Financial Corp	20,051	1,424,223
Independence Community Bank Corp	11,355	465,328
IndyMac Bancorp, Inc	4,006	155,513
MGIC Investment Corp	12,768	813,960
New York Community Bancorp, Inc	35,926	606,072
PMI Group, Inc	12,651	547,788
Radian Group, Inc	11,658	661,591
Sovereign Bancorp, Inc	49,336	1,027,669
Washington Federal, Inc	11,733	277,603
Washington Mutual, Inc	133,810	5,713,687
Webster Financial Corp	7,275	343,016

		28,645,196

HEALTH CARE 7.2%
Biotechnology 0.3%
Applera Corp. – Applied Biosystems Group	26,697	754,724
Biogen Idec, Inc. *	25,596	1,209,411
Charles River Laboratories International, Inc. *	5,176	250,260
Chiron Corp. *	906	41,377
Invitrogen Corp. *	3,356	238,041
Millennium Pharmaceuticals, Inc. *	20,724	217,187

		2,711,000

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.2%
Bausch & Lomb, Inc	847	$58,621
Cooper Cos	1,194	62,649
Fisher Scientific International, Inc. *	7,703	525,036
Hillenbrand Industries, Inc	4,953	251,811
Hospira, Inc. *	11,057	438,963
PerkinElmer, Inc	8,367	199,051
Thermo Electron Corp. *	13,848	479,418

		2,015,549

Health Care Providers & Services 1.5%
Aetna, Inc	15,718	801,618
AmerisourceBergen Corp	28,196	1,296,734
Cardinal Health, Inc	20,336	1,476,394
Caremark Rx, Inc. *	6,444	320,589
CIGNA Corp	17,707	2,173,534
Community Health Systems, Inc. *	2,292	86,913
Emdeon Corp. *	9,513	100,267
Health Management Associates, Inc	3,369	71,726
Health Net, Inc., Class A *	6,224	298,441
Humana, Inc. *	5,408	279,431
McKesson Corp	24,553	1,329,054
Medco Health Solutions, Inc. *	11,502	640,892
Omnicare, Inc	11,138	677,747
Sierra Health Services, Inc. *	1,157	48,235
Tenet Healthcare Corp. *	54,135	427,125
Triad Hospitals, Inc. *	7,270	313,046
Universal Health Services, Inc., Class B	1,833	92,072
WellPoint, Inc. *	40,180	3,085,422

		13,519,240

Pharmaceuticals 5.2%
Abbott Laboratories	26,223	1,158,532
Bristol-Myers Squibb Co	157,309	3,633,838
Eli Lilly & Co	8,894	494,684
King Pharmaceuticals, Inc. *	32,703	531,424
Merck & Co., Inc	229,203	7,990,017
Mylan Laboratories, Inc	21,175	487,025
Pfizer, Inc	1,005,902	26,344,573
Watson Pharmaceuticals, Inc. *	14,101	422,748
Wyeth	90,901	4,526,870

		45,589,711

INDUSTRIALS 6.7%
Aerospace & Defense 1.6%
Alliant Techsystems, Inc. *	1,413	107,982
General Dynamics Corp	27,108	3,341,603
Honeywell International, Inc	115,403	4,725,753
L-3 Communications Holdings, Inc	6,695	556,421
Northrop Grumman Corp	48,578	3,113,850
Precision Castparts Corp	11,852	628,630
Raytheon Co	47,598	2,065,753

		14,539,992

Air Freight & Logistics 0.0%
Ryder System, Inc	5,527	245,067

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.1%
Southwest Airlines Co	53,826	$902,662

Building Products 0.1%
Masco Corp	11,969	373,313
USG Corp. *	4,984	421,049

		794,362

Commercial Services & Supplies 0.9%
Adesa, Inc	12,084	302,100
Allied Waste Industries, Inc. *	19,590	209,809
Avery Dennison Corp	4,752	285,120
Brink’s Co	2,018	98,821
Cendant Corp	128,321	2,132,695
Deluxe Corp	6,837	169,352
Equifax, Inc	4,443	162,792
Manpower, Inc	8,933	479,166
Pitney Bowes, Inc	14,782	631,783
R.R. Donnelley & Sons Co	28,857	971,327
Republic Services, Inc., Class A	18,567	721,699
Steelcase, Inc	4,757	80,869
Waste Management, Inc	55,793	1,855,675

		8,101,208

Construction & Engineering 0.0%
Jacobs Engineering Group, Inc. *	1,544	132,383

Electrical Equipment 0.2%
Emerson Electric Co	9,133	747,170
Hubbell, Inc., Class B	7,808	362,838
Roper Industries, Inc	1,625	73,239
Thomas & Betts Corp. *	4,464	219,629

		1,402,876

Industrial Conglomerates 1.5%
Carlisle Cos	2,031	159,637
General Electric Co	347,231	11,413,483
Teleflex, Inc	4,953	320,211
Textron, Inc	12,235	1,078,026

		12,971,357

Machinery 0.8%
Cummins, Inc	2,742	296,904
Deere & Co	29,947	2,284,058
Dover Corp	9,095	436,014
Eaton Corp	14,659	1,021,292
Harsco Corp	692	55,208
IDEX Corp	1,396	65,961
Illinois Tool Works, Inc	2,245	192,711
ITT Industries, Inc	2,098	110,145
Paccar, Inc	3,010	210,309
Pall Corp	15,388	452,715
Parker Hannifin Corp	9,203	719,398
Pentair, Inc	2,172	87,206
SPX Corp	8,903	438,473
Terex Corp. *	6,683	528,959
Timken Co	5,345	153,295

		7,052,648

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Marine 0.0%
Alexander & Baldwin, Inc	5,921	$288,530

Road & Rail 1.4%
Burlington Northern Santa Fe Corp	50,942	4,006,079
CSX Corp	29,298	1,622,523
Laidlaw International, Inc	13,557	374,173
Norfolk Southern Corp	46,653	2,387,701
Swift Transportation Co., Inc. *	3,156	75,239
Union Pacific Corp	35,578	3,150,432
YRC Worldwide, Inc *	7,830	374,587

		11,990,734

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc	8,509	630,006

INFORMATION TECHNOLOGY 4.7%
Communications Equipment 0.7%
ADC Telecommunications, Inc. *	15,669	396,739
Andrew Corp. *	16,395	222,316
Avaya, Inc. *	18,716	208,122
Comverse Technology, Inc. *	2,861	82,282
Harris Corp	2,927	133,705
JDS Uniphase Corp. *	107,389	326,463
Juniper Networks, Inc. *	20,127	370,135
Lucent Technologies, Inc. *	599,340	1,678,152
Motorola, Inc	66,019	1,412,807
Tellabs, Inc. *	60,646	890,890

		5,721,611

Computers & Peripherals 2.0%
Avid Technology, Inc. *	302	14,146
Diebold, Inc	888	35,520
Hewlett-Packard Co	391,729	12,852,628
International Business Machines Corp	33,394	2,679,535
NCR Corp. *	19,004	761,870
SanDisk Corp. *	5,931	357,877
Sun Microsystems, Inc. *	188,923	787,809

		17,489,385

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	8,991	323,676
Arrow Electronics, Inc. *	15,920	553,857
Avnet, Inc. *	13,584	341,366
AVX Corp	5,454	90,318
Ingram Micro, Inc., Class A *	8,647	171,038
Mettler-Toledo International, Inc. *	1,358	82,240
Molex, Inc	9,399	299,170
Sanmina-SCI Corp. *	35,408	136,675
Solectron Corp. *	62,331	225,015
Symbol Technologies, Inc	4,927	57,252
Tech Data Corp. *	5,554	230,657
Tektronix, Inc	8,526	262,601
Vishay Intertechnology, Inc. *	16,129	234,193

		3,008,058

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	5,796	$364,684
BISYS Group, Inc. *	9,365	132,140
Ceridian Corp. *	10,513	271,866
CheckFree Corp. *	1,661	82,153
Computer Sciences Corp. *	25,853	1,404,852
Convergys Corp. *	19,241	334,216
Electronic Data Systems Corp	54,052	1,443,189
Hewitt Associates, Inc. *	2,231	60,215
Sabre Holdings Corp., Class A	17,738	428,018
Unisys Corp. *	45,840	306,211

		4,827,544

Office Electronics 0.2%
Xerox Corp. *	129,630	1,931,487

Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc. *	28,893	1,117,292
Freescale Semiconductor, Inc., Class B *	47,618	1,287,591
International Rectifier Corp. *	2,056	76,278
Intersil Corp	10,775	305,364
LSI Logic Corp. *	33,052	322,257
Micron Technology, Inc. *	39,230	608,457
Novellus Systems, Inc. *	8,675	231,883
Teradyne, Inc. *	8,079	135,646

		4,084,768

Software 0.5%
BEA Systems, Inc. *	49,715	570,231
BMC Software, Inc. *	16,903	369,669
CA, Inc	17,418	473,073
Cadence Design Systems, Inc. *	20,148	357,627
Compuware Corp. *	28,925	237,474
Fair Isaac Corp	2,236	95,298
Novell, Inc. *	51,269	487,568
Reynolds & Reynolds Co., Class A	7,612	210,853
Sybase, Inc. *	12,136	258,861
Symantec Corp. *	48,575	820,432
Synopsys, Inc. *	16,375	358,121
Take-Two Interactive Software, Inc. *	1,330	20,721

		4,259,928

MATERIALS 4.1%
Chemicals 1.8%
Air Products & Chemicals, Inc	27,823	1,785,124
Airgas, Inc	7,988	290,683
Albemarle Corp	4,946	209,958
Ashland, Inc	8,803	574,572
Cabot Corp	7,920	293,198
Celanese Corp., Ser. A	6,756	144,578
Chemtura Corp	20,035	221,988
Cytec Industries, Inc	5,435	289,903
Dow Chemical Co	7,282	313,344
E.I. DuPont de Nemours & Co	103,608	4,169,186
Eastman Chemical Co	10,871	536,266
Engelhard Corp	16,319	648,680
FMC Corp. *	5,075	308,611

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Huntsman Corp. *	8,170	$166,750
Lubrizol Corp	9,170	396,694
Lyondell Chemical Co	26,963	564,066
Monsanto Co	7,800	654,264
Mosaic Co. *	17,432	277,169
PPG Industries, Inc	23,224	1,408,071
Praxair, Inc	5,470	295,270
Rohm & Haas Co	20,149	1,002,413
RPM International, Inc	15,898	286,800
Scotts Miracle-Gro Co., Class A	5,185	248,310
Sigma-Aldrich Corp	8,451	544,329
Valhi, Inc	1,253	22,366
Valspar Corp	13,767	363,862

		16,016,455

Construction Materials 0.1%
Lafarge North America, Inc	4,621	382,942
Martin Marietta Materials, Inc	1,066	103,935
Vulcan Materials Co	4,656	367,824

		854,701

Containers & Packaging 0.5%
AptarGroup, Inc	4,802	254,746
Ball Corp	12,091	515,077
Bemis Co., Inc	14,497	434,620
Owens-Illinois, Inc. *	20,587	385,800
Packaging Corporation of America	8,386	191,285
Pactiv Corp. *	17,988	412,465
Sealed Air Corp	7,372	419,319
Smurfit-Stone Container Corp. *	34,342	450,567
Sonoco Products Co	13,423	439,201
Temple-Inland, Inc	15,142	646,109

		4,149,189

Metals & Mining 1.1%
Alcoa, Inc	117,989	3,459,437
Newmont Mining Corp	55,775	2,951,613
NuCor Corp	21,672	1,864,876
Phelps Dodge Corp	6,095	841,110
United States Steel Corp	15,448	841,916

		9,958,952

Paper & Forest Products 0.6%
International Paper Co	66,357	2,174,519
Louisiana-Pacific Corp	14,997	426,365
MeadWestvaco Corp	24,892	692,495
Weyerhaeuser Co	32,845	2,242,985

		5,536,364

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 4.4%
AT&T, Inc	531,327	14,659,312
BellSouth Corp	247,712	7,822,745
CenturyTel, Inc	17,761	639,041
Citizens Communications Co	46,078	615,141
PanAmSat Holding Corp	3,938	98,883

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Communications International, Inc. *	204,089	$1,289,842
Telewest Global, Inc. *	33,156	790,771
Verizon Communications, Inc	396,218	13,352,547

		39,268,282

Wireless Telecommunication Services 1.3%
Alltel Corp	44,030	2,780,494
American Tower Corp., Class A *	3,342	106,376
Crown Castle International Corp. *	10,432	327,043
Sprint Nextel Corp	311,184	7,477,752
Telephone & Data Systems, Inc	12,950	484,330
U.S. Cellular Corp. *	1,438	79,018

		11,255,013

UTILITIES 6.7%
Electric Utilities 3.1%
Allegheny Energy, Inc. *	21,989	786,327
American Electric Power Co., Inc	51,953	1,896,284
Cinergy Corp	26,831	1,182,710
DPL, Inc	17,114	460,709
Edison International	44,078	1,955,300
Entergy Corp	28,680	2,079,587
Exelon Corp	90,440	5,165,028
FirstEnergy Corp	44,622	2,279,292
FPL Group, Inc	53,149	2,228,537
Great Plains Energy, Inc	10,089	286,528
Hawaiian Electric Industries, Inc	10,932	292,212
Northeast Utilities	20,302	398,325
Pepco Holdings, Inc	25,540	607,086
Pinnacle West Capital Corp	13,305	546,170
PPL Corp	51,342	1,632,676
Progress Energy, Inc	33,643	1,493,076
Reliant Energy, Inc. *	40,710	413,614
Southern Co	100,696	3,426,685
Westar Energy, Inc	11,719	252,193

		27,382,339

Gas Utilities 0.4%
AGL Resource, Inc	10,432	374,509
Atmos Energy Corp	10,815	285,516
Energen Corp	9,913	354,192
Equitable Resources, Inc	1,632	59,340
National Fuel Gas Co	11,304	366,024
ONEOK, Inc	13,797	422,050
Piedmont Natural Gas Co	10,374	256,445
Questar Corp	8,733	639,692
Southern Union Co. *	12,944	318,681
UGI Corp	14,032	315,018

		3,391,467

Independent Power Producers & Energy Traders 0.6%
Constellation Energy Group, Inc	24,017	1,410,759
Duke Energy Corp	125,372	3,560,565
Dynegy, Inc., Class A *	40,541	219,327
NRG Energy, Inc. *	10,918	472,203

		5,662,854

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 2.5%
Alliant Energy Corp	15,723	$520,431
Ameren Corp	26,504	1,342,958
CenterPoint Energy, Inc	41,809	542,263
CMS Energy Corp. *	29,598	416,740
Consolidated Edison, Inc	32,889	1,508,618
Dominion Resources, Inc	46,065	3,459,481
DTE Energy Co	23,564	1,020,321
Energy East Corp	19,926	499,346
KeySpan Corp	23,578	960,804
MDU Resources Group, Inc	16,020	564,705
NiSource, Inc	36,777	755,032
NSTAR	14,434	423,782
OGE Energy Corp	12,202	350,808
PG&E Corp	50,068	1,905,087
PNM Resources, Inc	9,300	230,175
Public Service Enterprise Group, Inc	32,296	2,241,019
Puget Energy, Inc	15,621	336,789
SCANA Corp	15,356	626,218
Sempra Energy	34,653	1,657,800
TECO Energy, Inc	28,001	477,697
Vectren Corp	10,293	271,323
Wisconsin Energy Corp	15,827	646,849
WPS Resources Corp	5,411	284,348
Xcel Energy, Inc	54,420	1,010,035

		22,052,629

Water Utilities 0.1%
Aqua America, Inc	15,466	444,493

Total Common Stocks (cost $645,263,986)		875,216,937

EXCHANGE TRADED FUND 0.7%
iShares Russell 1000 Value Index Fund (cost $6,380,596)	91,870	6,644,957

	Principal Amount
		Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
3.84%, 03/02/2006 ƒ +	$50,000	49,995
4.39%, 05/11/2006 ƒ +	50,000	49,568
4.45%, 05/25/2006 ƒ +	25,000	24,737

		124,300

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	733,273	733,273

Total Short-Term Investments (cost $857,573)		857,573

Total Investments (cost $652,502,155) 99.8%		882,719,467
Other Assets and Liabilities 0.2%		1,606,520

Net Assets 100.0%		$884,325,987

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $7,415,648 at February 28, 2006. The Fund earned
$328,722 of income from Wachovia Corporation for the period from June 1, 2005 to February 28, 2006.
		ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $652,702,602. The gross unrealized appreciation and depreciation on securities based on tax cost was $246,238,747 and $16,221,882, respectively, with a net unrealized appreciation of $230,016,865.

At February 28, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at February 28, 2006	Unrealized Gain

March 2006	10 E-mini S&P 500 Futures	$635,993	$641,200	$5,207
March 2006	4 S&P 500 Futures	1,256,928	1,282,400	25,472

Item 2 - Controls and Procedures
(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits
File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)         Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By: /s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

By: /s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: April 28, 2006